GOF P-4 04/15

SUPPLEMENT DATED APRIL 21, 2015

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

TEMPLETON FUNDS

Templeton Foreign Fund
Templeton World Fund

TEMPLETON GROWTH FUND, INC.
Templeton Growth Fund

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton Global Balanced Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Templeton Growth VIP Fund

The Prospectus is amended as follows:

I. For the Templeton Foreign Fund, the portfolio management team under “FUND SUMMARY – Portfolio Managers” section on page 7 is revised as follows:

Portfolio Managers

Tucker Scott, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2007.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

James Harper, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2010.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

II. For the Templeton World Fund, the portfolio management team under “FUND SUMMARY – Portfolio Managers” section on page 7 is revised as follows:

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Tucker Scott, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2007.

James Harper, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2010.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

III. For the Templeton Growth Fund, the portfolio management team under “FUND SUMMARY – Portfolio Managers” section on page 7 is revised as follows:

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Tucker Scott, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2007.

James Harper, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2010.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

IV. For the Templeton Global Balanced Fund, the portfolio management team under “FUND SUMMARY – Portfolio Managers” section on page 14 is revised as follows:

Portfolio Managers

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the global equity portion of the Fund since April 2015.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the global equity portion of the Fund since 2011.

James Harper, CFA   Executive Vice President of Global Advisors and portfolio manager of the global equity portion of the Fund since 2010.

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers and portfolio manager of the global fixed income portion of the Fund since inception (2005).

Christopher J. Molumphy, CFA   Executive Vice President and Director of Advisers and portfolio manager of the global fixed income portion of the Fund since inception (2005).

V. For the Templeton Growth VIP Fund (Class 1, 2 and 4), the portfolio management team under “FUND SUMMARY – Portfolio Managers” section on page TG-S4 is revised as follows:

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

James Harper, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2010.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

VI. For the Templeton Foreign Fund, the portfolio management team under “FUND DETAILS – Management” section on page 18 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Tucker Scott, CFA   Executive Vice President of Global Advisors

Mr. Scott has been lead portfolio manager of the Fund since 2007. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1996.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been a portfolio manager of the Fund since 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1991.

James Harper, CFA   Executive Vice President of Global Advisors

Mr. Harper has been a portfolio manager of the Fund since 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2007.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

VII. For the Templeton World Fund, the portfolio management team under “FUND DETAILS – Management” section on page 18 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been a portfolio manager of the Fund since 2011. He joined Franklin Templeton Investments in 1991.

Tucker Scott, CFA   Executive Vice President of Global Advisors

Mr. Scott has been a portfolio manager of the Fund since 2007. He joined Franklin Templeton Investments in 1996.

James Harper, CFA   Executive Vice President of Global Advisors

Mr. Harper has been a portfolio manager of the Fund since 2010. He joined Franklin Templeton Investments in 2007.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Fund have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

VIII. For the Templeton Growth Fund, the portfolio management team under “FUND DETAILS – Management” section on page 16 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been lead portfolio manager of the Fund since 2011. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1991.

Tucker Scott, CFA   Executive Vice President of Global Advisors

Mr. Scott has been a portfolio manager of the Fund since 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

James Harper, CFA   Executive Vice President of Global Advisors

Mr. Harper has been a portfolio manager of the Fund since 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2007.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

IX. For the Templeton Global Balanced Fund, the portfolio management team under “FUND DETAILS – Management” section on page 31 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in global equity and global fixed-income markets. The team responsible for the global equity component of the Fund's portfolio is:

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors
Ms. Arnold has been a lead portfolio manager of the global equity portion of the Fund since April 2015. She has primary responsibility for the investments of the global equity component of the Fund, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been a portfolio manager of the global equity portion of the Fund since 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1991.

James Harper, CFA   Executive Vice President of Global Advisors

Mr. Harper has been a portfolio manager of the global equity portion of the Fund since 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2007.

The team responsible for the global fixed-income component of the Fund's portfolio is:

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a lead portfolio manager of the global fixed income portion of the Fund since inception. He has primary responsibility for the investments of the global fixed income component of the Fund, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Christopher J. Molumphy, CFA   Executive Vice President and Director of Advisers

Mr. Molumphy has been a portfolio manager of the global fixed income portion of the Fund since inception and participates in determining asset allocation and in other investment related activities. He joined Franklin Templeton Investments in 1988.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

X. For the Templeton Growth VIP Fund, the portfolio management team under “FUND DETAILS – Management” section of each Class’ prospectus beginning on page TG-D6 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies anywhere in the world. The portfolio managers of the team are as follows:

Norman J. Boersma, CFA             President, Chief Executive Officer and Director of Global Advisors
Mr. Boersma has been lead portfolio manager of the Fund since 2011. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1991.

James Harper, CFA        Executive Vice President of Global Advisors
Mr. Harper has been a portfolio manager of the Fund since 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2007.

Heather Arnold, CFA     Executive Vice President, Director of Research and Portfolio Manager of Global Advisors
Ms. Arnold has been a portfolio manager of the Fund since 2014, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement with your prospectus for future reference.

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